Revenues (Schedule of remaining performance obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 9,953	$ 6,458
2024 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	0
2025 and thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 670